SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertiser deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of the committed spend	10.00%
Advertiser deposits	$ 314,578	$ 90,065